Property and Equipment - Schedule of Property and Equipment (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 20,018	$ 18,636	$ 13,286
Less: accumulated depreciation and amortization	(12,776)	(10,395)	(8,055)
Property and equipment, net	7,242	8,241	5,231
Computer Software
Property Plant And Equipment [Line Items]
Property and equipment, gross	2,043	1,788	1,193
Computer Equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross	7,660	6,816	5,309
Furniture and Fixtures
Property Plant And Equipment [Line Items]
Property and equipment, gross	2,380	2,198	1,549
Leasehold Improvements
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 7,935	$ 7,834	$ 5,235